Consolidated Statements Of Changes In Stockholders' Equity (Parenthetical) - $ / shares shares in Millions	12 Months Ended
	May 29, 2016	May 31, 2015	May 25, 2014
Cash dividends declared, per share (in dollars per share)	$ 2.1	$ 2.2	$ 2.2
Stock option exercises, shares	2.4	4.2	1.8
Repurchases of common stock, shares	3.0	10.0	0.0
Issuance of stock under Employee Stock Purchase Plan and other plans, shares	0.2	0.1	0.2